INCOME TAXES - Schedule of Roll Forward of Deferred Tax Asset (Liabilities) Presented in Consolidated Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	$ 39,679	$ 30,688
Recognized in profit or loss	29,721	22,601
Recognized directly in equity	(5,977)	3,861
Acquisitions/disposals	(3,556)	(3,142)
Additions from Acquisitions	8,328	(14,329)
Closing Balance	68,195	39,679
Foreign exchange loss, deferred tax asset	7,879	2,983
Share-based compensation plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	14,827	13,047
Recognized in profit or loss	226	9
Recognized directly in equity	(5,814)	1,771
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	9,239	14,827
Provision for vacation and bonus
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	37,206	27,747
Recognized in profit or loss	(1,706)	8,177
Recognized directly in equity	(163)	1,144
Acquisitions/disposals	0	0
Additions from Acquisitions	0	138
Closing Balance	35,337	37,206
Intercompany trade payables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	15,841	17,323
Recognized in profit or loss	(239)	(1,482)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	15,602	15,841
Property, equipment, intangibles and leases
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(40,502)	(32,693)
Recognized in profit or loss	17,396	8,957
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	(2,530)	(16,766)
Closing Balance	(25,636)	(40,502)
Goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(8,894)	(6,100)
Recognized in profit or loss	(842)	(2,794)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	(9,736)	(8,894)
Allowance for doubtful accounts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	4,656	1,937
Recognized in profit or loss	731	2,719
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	5,387	4,656
Contingencies
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	119	242
Recognized in profit or loss	589	(123)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	708	119
Inflation adjustment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	416	722
Recognized in profit or loss	(372)	(306)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	44	416
Other assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(191)	(2,989)
Recognized in profit or loss	243	2,798
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	52	(191)
Non Deductible Financial Expenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	0
Recognized in profit or loss	1,585
Recognized directly in equity	0
Acquisitions/disposals	0
Additions from Acquisitions	0
Closing Balance	1,585	0
Billing in advanced
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	304	0
Recognized in profit or loss	210	304
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	514	304
Non deductible interests
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	857	0
Recognized in profit or loss	1,096	857
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	1,953	857
Withholding dividends received
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	0
Recognized in profit or loss	(2,659)
Recognized directly in equity	0
Acquisitions/disposals	0
Additions from Acquisitions	0
Closing Balance	(2,659)	0
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	5,107	2,148
Recognized in profit or loss	796	3,155
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	1,303	(196)
Closing Balance	7,206	5,107
Subtotal
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	29,746	21,384
Recognized in profit or loss	17,054	22,271
Recognized directly in equity	(5,977)	2,915
Acquisitions/disposals	0	0
Additions from Acquisitions	(1,227)	(16,824)
Closing Balance	39,596	29,746
Loss carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	9,933	9,304
Recognized in profit or loss	12,667	330
Recognized directly in equity	0	946
Acquisitions/disposals	(3,556)	(3,142)
Additions from Acquisitions	9,555	2,495
Closing Balance	$ 28,599	$ 9,933